CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Earnings
Net sales	$ 4,645.7	$ 4,248.3	$ 3,999.8
Cost of products sold	2,500.0	2,229.0	2,141.2
Gross profit	2,145.7	2,019.3	1,858.6
Selling, general and administrative expense	856.1	765.7	742.6
Advertising and promotion expense	524.0	461.3	414.5
Research and development expense	108.3	97.1	90.5
Household Products restructuring	79.0	0	0
Interest expense	121.4	125.4	144.7
Cost of early debt retirements	19.9	0	0
Other financing expense, net	31.0	26.4	21.0
Earnings before income taxes	406.0	543.4	445.3
Income tax expense (benefit)	144.8	140.4	147.5
Net earnings	261.2	403.0	297.8
Earnings Per Share
Basic net earnings per share	$ 3.75	$ 5.76	$ 4.77
Diluted net earnings per share	$ 3.72	$ 5.72	$ 4.72
Statement of Comprehensive Income
Net earnings	261.2	403.0	297.8
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	(8.7)	(43.2)	12.7
Pension/postretirement activity, net of tax of $(25.6) in 2011, $(19.8) in 2010, and $(45.9) in 2009	(26.4)	(47.5)	(78.6)
Deferred (loss)/gain on hedging activity, net of tax of $5.3 in 2011, $(6.9) in 2010 and $0.9 in 2009	11.7	(11.7)	3.1
Comprehensive income	$ 237.8	$ 300.6	$ 235.0